ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2016
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

4. ALLOWANCE FOR DOUBTFUL ACCOUNTS

        Allowance for doubtful accounts are comprised of allowances for accounts receivable trade, advances to suppliers and other receivables.

        An analysis of allowances for accounts receivable, trade for the years ended December 31, 2014, 2015 and 2016 is as follows:

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Beginning of the year	38,483	31,817	28,156
Allowances reversed during the year, net	(5,843)	(1,084)	(854)
Accounts written-off against allowances	(9)	(858)	(47)
Foreign exchange effect	(814)	(1,719)	(1,136)

Closing balance	31,817	28,156	26,119

        An analysis of allowances for advances to suppliers for the years ended December 31, 2014, 2015 and 2016 is as follows:

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Beginning of the year	40,047	37,735	28,629
Allowances made (reversed) during the year, net	4	1,291	(5,427)
Accounts written-off against allowances	—	(9,465)	(3,644)
Foreign exchange effect	(2,316)	(932)	(31)

Closing balance	37,735	28,629	19,527

        An analysis of allowances for other receivables for the years ended December 31, 2014, 2015 and 2016 is as follows:

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Beginning of the year	887	830	3,885
Allowances made (reversed) during the year, net	(53)	3,257	5,954
Foreign exchange effect	(4)	(202)	(588)

Closing balance	830	3,885	9,251